RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Balances And Transactions
Balances with related parties:

	September 30,	December 31,
	2018	2017
	Unaudited

Trade accounts receivable	142	231
Trade accounts payable	87	73
Controlling shareholder loans (*)	2,757	1,442

(*) See also Note 1(a)